U.S. Securities and Exchange Commission
                            Washington, D.C.  20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24F-2


1.  Name and Address of Issuer:  Aegis Value Fund, Inc.
                                 1100 N. Glebe Road, Suite 1040
                                 Arlington, VA  22201

2.  The name of class of securities for
           which this Form is filed:        Common Stock

3.  Investment Company Act File Number:  811-9174

    Securities Act File Number:  333-49241

4.  Last day of fiscal year for which this Form is filed: August 31, 2002

5.  Calculation of registration fee:

(i)  Aggregate sales price of securities sold during the fiscal year
pursuant to section 24(f):                                   $248,622,957

(ii)  Aggregate price of securities redeemed or repurchased
during the fiscal year:                                      $119,441,372

(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable
        to the Commission:                                     $  -0-

(iv)  Total available redemption credits:                    $119,441,372

(v)  Net sales-if Item 5(i) is greater than Item 5(iv):      $129,181,585

(vi)  Redemption credits available for use in future years:    $  -0-

(vii)  Multiplier for determining registration fee:            x.000092

(viii)  Registration fee due (5(v) multiplied by 5(vii)):     $11,884.71

6.  Prepaid Shares:                                             N/A

7.  Interest due--if this Form is being filed more than 90 days
      after the end of the issuer's fiscal year:                N/A

8.  Total of registration fee due plus any interest due:      $11,884.71

9.  Date the registration fee was sent to the Commission's
      lockbox depository:   11/21/02

             Method of Delivery:  /X/  Wire Transfer
                                  / /  Mail or other means


                                 SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ William S. Berno
                           ____________________
                               William S. Berno
                               President

Dated:  November 21, 2002